Long Term Debt - Schedule of Debt Issued (Details) - USD ($) $ in Millions	Sep. 30, 2026	Apr. 30, 2026	Dec. 31, 2025	Jun. 13, 2025	Oct. 20, 2020	Jul. 02, 2020
Debt Instrument [Line Items]
Principal	$ 730.0		$ 855.0
Unamortized discount and debt issuance costs	(9.2)		(11.8)
Fixed Rate Reset Subordinated Notes due 2055 | Senior Notes
Debt Instrument [Line Items]
Principal	400.0		400.0
Unamortized discount and debt issuance costs	$ (6.2)		$ (6.5)
Fixed Rate Reset Subordinated Notes due 2055 | Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rate, stated percentage				7.75%
Fixed Rate Reset Subordinated Notes due 2055 | Subordinated Debt
Debt Instrument [Line Items]
Interest rate, stated percentage	7.75%		7.75%
Senior Notes Due 2030 | Senior Notes
Debt Instrument [Line Items]
Principal	$ 330.0		$ 330.0
Unamortized discount and debt issuance costs	$ (3.0)		$ (3.6)
Interest rate, stated percentage	4.875%		4.875%			4.875%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Principal	$ 0.0	$ 125.0	$ 125.0
Unamortized discount and debt issuance costs	$ 0.0		$ (1.7)
Interest rate, stated percentage	6.625%		6.625%		6.625%